INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 98,000	$ 88,521
Additions including adjustments arising as a result of a change in estimates	42,920	8,792
Amortization charge	(4,579)	(1,406)
Translation differences	(5,530)	2,093
Closing net book amount	130,811	98,000
Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	112,582
Closing net book amount	149,201	112,582
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(14,582)
Closing net book amount	(18,390)	(14,582)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	78,071	69,554
Additions including adjustments arising as a result of a change in estimates	35,626	6,591
Amortization charge	(55)	(60)
Translation differences	(5,156)	1,986
Closing net book amount	108,486	78,071
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	85,022
Closing net book amount	115,091	85,022
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(6,951)
Closing net book amount	(6,605)	(6,951)
SOFTWARE
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	0	0
Additions including adjustments arising as a result of a change in estimates	471	0
Amortization charge	(31)	0
Translation differences	(26)	0
Closing net book amount	414	0
SOFTWARE | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Closing net book amount	444	0
SOFTWARE | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Closing net book amount	(30)	0
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	10,800	10,800
Translation differences	0	0
Closing net book amount	10,800	10,800
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	10,800
Closing net book amount	10,800	10,800
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	4,964	5,137
Additions including adjustments arising as a result of a change in estimates	4,638	287
Amortization charge	(2,944)	(461)
Translation differences	(85)	1
Closing net book amount	6,573	4,964
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	7,589
Closing net book amount	11,936	7,589
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(2,625)
Closing net book amount	(5,363)	(2,625)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	0	0
Additions including adjustments arising as a result of a change in estimates	271	0
Amortization charge	(271)	0
Translation differences	0	0
Closing net book amount	0	0
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	3,548
Closing net book amount	3,788	3,548
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(3,548)
Closing net book amount	(3,788)	(3,548)
INTERNALLY DEVELOPED INTANGIBLES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	4,165	3,030
Additions including adjustments arising as a result of a change in estimates	1,914	1,914
Amortization charge	(1,278)	(885)
Translation differences	(263)	106
Closing net book amount	4,538	4,165
INTERNALLY DEVELOPED INTANGIBLES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	5,623
Closing net book amount	7,142	5,623
INTERNALLY DEVELOPED INTANGIBLES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(1,458)
Closing net book amount	$ (2,604)	$ (1,458)